UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Quarter ended: September 30, 2000

Not an amendment.

Institutional Investment Manager Filing this Report:
Name: Kinetics Asset Management, Inc.
Address: 342 Madison Avenue
Suite 702
New York, N.Y. 10173

13F File Number: none

The institutional investment manager filing this report; and person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:
Name: Andrew M. Fishman
Title: Director of Compliance
Phone: 212-499-7739
Signature, Place, and Date of Signing:
Andrew M. Fishman
New York, New York
January 18, 2001

Report Type: 13F HOLDINGS REPORT

List of Other Managers Reporting for this Manager: none

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

Report Summary:
Number of Other Included Managers: none
Form 13F Information Table Entry Total:  391
Form Information Table Value Total: $348,292,103



NAME OF ISSUER					TITLE OF CLASS       CUSIP
	VALUE  SHARES INV. DISCRET.
MARKET      SHARES DISC

AT&T CORP-LIBERTY MEDIA A-
Common-
001957208
40771591
3006200
sole
ADVANCED RADIO TELECOM CORPORATION
Common-
00754U101
23617
22900
sole
ALLTELL CORPORATION
Common-
020039103
487013
7800
sole
AMPAL-AMERICAN ISRAEL CORPORATION-CLASS A
Common-
032015109
109125
18000
sole
BARRA INC-
Common-
068313105
13759322
291975
sole
BASIN EXPL INC-
Common-
070107107
255000
10000
sole
BCE INC-
common-
05534B109
665563
23000
sole
BELL CANADA INTL-
common-
077914109
392500
20000
sole
BROADCOM CORP-
Common-
111320107
840000
10000
sole
CABLEVISION SYS CORP-
common-
12686C109
1129669
13300
sole
CATALINA MARKETING CORPORATION-
Common-
148867104
14042809
360650
sole
CENTURY TEL-
common-
156700106
393250
11000
sole
CHARTER COMMUNICATIONS INC-
common-
16117M107
205889
9075
sole
CLEARNET COMMUNICATIONS INC-
common-
184902104
330938
7500
sole
COGNIZANT TECH SOLUTIONS COR-
Common-
192446102
10603250
292000
sole
COMDISCO-
Common-
200336105
137250
12000
sole
COMMONWEALTH TELEPHONE ENTPR-
Common-
203349105
29491000
842600
sole
COMMONWEALTH TELEPHONE ENTPR-CLASS B-
Common-
203349204
518000
14000
sole
COMPUCOM SYS INC-
common-
204780100
47665
37200
sole
CORECOMM LTD-
common-
G2422R109
1114448
225000
sole
CORUS ENTMT INC-
common-
220874101
357004
13764
sole
DATA BROADCASTING CORPORATION-
Common-
237596101
210000
60000
sole
E BAY INC-
common-
278642103
1204500
36500
sole
ESHED ROBOTEC LIMITED-
Common-
M4095C107
354007
171639
sole
FIDELITY NATL FINL INC-
common-
316326107
221625
6000
sole
FORMULA SYSTEMS (1985) LTD ADR-
Common-
346414105
4269366
145650
sole
GEMSTAR T V GUIDE INTERNATIONAL INC-
common-
36833W106
18516697
401446
sole
GENERAL MOTORS CL H-
common-
370442832
736000
32000
sole
GETTY IMAGES INC-
Common-
374276103
3208000
100250
sole
GLOBAL LIGHT TELECOMMUNICATIONS
Common-
37934X100
404550
93000
sole
GOLDMAN SACHS GROUP INC-
common-
38141G104
449138
4200
sole
GROUPE AB SA ADR-
Common-
39944Q109
1020000
60000
sole-
GRUPO IUSACELL SA ADR-
common-
40050B100
292500
30000
sole
GRUPO TELEVISA SA GDR-
Common-
40049J206
629125
14000
sole-
IDT CORPORATION-
Common-
448947101
5701113
280300
sole
IMS HEALTH INC-
Common-
449934108
92502000
3426000
sole
INTERMEDIA COMMUNICATIONS, INC-
Common-
458801107
71875
10000
sole
KROLL O GARA CO-
common-
501050108
2610600
65100
sole
LERNOUT & HAUSPIE SPEECH PRODS NV-
common-
B5628B104
8760
12000
sole
LIBERTY LIVEWIRE CORP-
common-
530709104
1972559
256593
sole
LIBERTY SATELLITE & TECHNOLOGY INC CL A-
common-
531182103
1270921
402700
sole
LONDON PAC GROUP LTD ADR-
common-
542073101
8344478
1103400
sole
LYNCH INTERACTIVE CORPORATION-
Common-
551146103
6603953
151815
sole
MARKETWATCH.COM INC-
Common-
570619106
825000
275000
sole
MERCURY COMPUTER SYS INC-
common-
589378108
3261074
70225
sole
MEREDITH CORPORATION-
Common-
589433101
1794453
55750
sole
NTL INCORPORATED-
Common-
629407107
5471514
228475
sole
NET COM AB ADR-
Common-
64108R107
3722904
91150
sole
NEXTEL COMMUNICATIONS INC-CLASS A-
Common-
65332V103
202950
8200
sole
NUCENTRIX BROADBAND NETWORKS INC-
Common-
670198100
618750
55000
sole
VIMPEL COMMUNICATIONS-
Common-
68370R109
5533500
372000
sole
PENTON MEDIA INC-
Common-
709668107
7811219
290650
sole
PIXAR-
common-
725811103
1200000
40000
sole
PRIMEDIA INC-
common-
74157K101
214875
18000
sole
QWEST COMMUNICATIONS INTL-
Common-
749121109
1612846
39458
sole
RCN CORPORATION-
Common-
749361101
12386374
2062200
sole
RADISYS CORP-
common-
750459109
261338
10300
sole
ROGERS COMMUNICATIONS INC-CLASS B-
Common-
775109200
325125
19125
sole
ROSTELECOM ADR-
Common-
778529107
259375
50000
sole
SBC COMMUNICATIONS INC-
Common-
78387G103
811750
17000
sole
SAFEGUARD SCIENTIFICS INC-
Common-
786449108
3634476
548600
sole
SCRIPPS E W OHIO CL A-
common-
811054204
264075
4200
sole
SONERA OYJ ADR-
Common-
835433202
312750
18000
sole
TELE CENTRO OESTE CELULAR PARTICIPACOES SA ADR-
Common-
87923P105
438844
45300
sole
TELE LESTE CELULAR PART ADR-
87943B102
231150
6700
sole
TELE NORDESTE CELULAR PARTICIPACOES SA ADR-
Common-
87924W109
233769
5650
sole
TELE NORTE CELULAR PARTICIPACOES SA ADR-
Common-
87924Y105
289125
8300
sole
TELECOM ITALIA SPA ADR-
Common-
87927W106
275781
2500
sole
TELEFONICA SA ADR-
Common-
879382208
645750
12915
sole
TELEPHONE & DATA SYSTEMS INC-
Common-
879433100
27679500
307550
sole
TELESP CELULAR PARTICIPACOES SA ADR-
Common-
87952L108
202500
7500
sole
TELEWEST COMMUNICATIONS NEW PLC SPONSORED ADR-
common-
87956P105
456750
29000
sole
TELIGENT INC CLASS A-
Common-
87959Y103
27125
14000
sole
THERMO ELECTRON CORP-
common-
883556102
5121975
172100
sole
TREDEGAR CORPORATION-
Common-
894650100
4162332
238700
sole
TREMONT ADVISERS INC CL B-
common-
894729201
479176
49100
sole
UNITEDGLOBALCOM INC-CL A-
Common-
913247508
15196644
1115350
sole
VERTEX INTERACTIVE INC-
common-
925322109
62500
10000
sole
VODAFONE AIRTOUCH PLC ADR-
Common-
92857W100
537188
15000
sole
THE WASHINGTON POST COMPANY-CLASS B-
Common-
939640108
10425188
16900
sole
WESCO FINL CORP-
common-
950817106
225400
800
sole
WINSTAR COMMUNICATIONS INC-
Common-
975515107
1390813
119000
sole
X O COMMUNICATIONS INC-
common-
983764101
4503000
252800
sole
MARVEL ENTERPRISES INC PFD CONV EXCH 8%
convertible preferred
5738M207
17500
10000
sole
MILLICOM INTERNATIONAL CELLULAR SA-
Common-
L6388F102
5285975
229825
sole
SBS BROADCASTING SA-
Common-
L8137F102
3805044
145300
sole
ABBOTT LABORATORIES
Common-
002824100
1792188
37000
sole
ALZA CORPORATION-
Common-
022615108
4420000
104000
sole
AMERICAN HOME PRODUCTS CORPORATION-
Common-
026609107
1455295
22900
sole
AMGEN INC-
Common-
031162100
2455200
38400
sole
ARONEX PHARMACEUTICALS INC-
common-
042666206
66563
15000
sole
ASTRAZENECA GROUP PLC ADR-
Common-
046353108
14442000
28000
sole
AVAX TECHNOLOGIES INC-
Common-
053495305
187500
50000
sole
AVENTISS SA-
Common-
053561106
1937750
23000
sole
BIO-TECHNOLOGY GENERAL CORPORATION-
Common-
090578105
233063
33000
sole
BIOCHEM PHARMA INC-
Common-
0958T108
960000
30000
sole
BIOGEN INC-
Common-
09597105
465525
24400
sole
BIOMIRA INC-
Common-
0961R106
188125
35000
sole
BRISTOL-MYERS SQUIBB COMPANY-
Common-
110122108
2439938
33000
sole
CHIRON CORPORATION-
Common-
170040109
1913500
43000
sole
CORIXA CORPORATION-
Common-
21887F100
446167
16006
sole
ELAN PLC ADR-
common-
284131208
1448145
30935
sole
ENTREMED INC-
common-
29382F103
189750
11000
sole
GENENTECH INC-
Common-
368710406
2076620
25480
sole
GENZYME CORPORATION-
Common-
372917104
3102844
34500
sole
GENZYME MOLECULAR ONCOLOGY-
Common-
372917500
156188
17000
sole
GLAXO WELLCOME PLC ADR-
Common-
37733W105
840000
15000
sole
HUMAN GENOME SCIENCES INC-
Common-
444903108
901063
13000
sole
IDEC PHARMACEUTICALS CORPORATION-
Common-
449370205
3980813
21000
sole
ILEX ONCOLOGY INC-
Common-
451923106
473625
18000
sole
IMMUNEX CORPORATION-
Common-
452528102
690625
17000
sole
IMPATH INC-
Common-
45255G101
2593500
39000
sole
JOHNSON & JOHNSON
Common-
478160104
1786063
17000
sole
ELI LILLY AND COMPANY-
Common-
532457108
1954313
21000
sole
MGI PHARMA INC-
Common-
552880106
313500
19000
sole
MEDIMMUNE INC-
Common-
584699102
1072969
22500
sole
MERCK & CO INC-
Common-
589331107
2059750
22000
sole
MILLENIUM PHARMACEUTICALS INC-
Common-
599902103
1008315
16292
sole
NEO RX CORPORATION-
Common-
640520300
141750
27000
sole
NOVARTIS AG ADR-
Common-
66987V109
1834750
41000
sole
ONYX PHARMACEUTICALS INC-
common-
683399109
178500
12000
sole
PHARMACIA CORP-
Common-
71713U102
1801879
29539
sole
PFIZER INC-
Common-
717081103
2070000
45000
sole
ROCHE HOLDING AG ADR-
Common-
771195104
1782935
17500
sole
SCHERING-PLOUGH CORPORATION-
Common-
806605101
2326750
41000
sole
SCHERING AG ADR-
common-
806585204
227750
4000
sole
SMITHKLINE BEECHAM PLC ADR-
Common-
832378301
528594
8500
sole
TARGETED GENETICS CORPORATION
Common-
87612M108
180563
27000
sole
BRISTOL MYERS SQUIBB PUT OPTION @ 65
put option-
1101220MM
692500
10000
sole
348292103
